Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Shares Issued Granted Options

In the years ended December 31, 2025, 2024 and 2023, the Company granted options as follows (amounts presented reflect the number of shares underlying options):

	Year ended December 31, 2025
	Award amount	Exercise price range	Vesting period	Expiration
Employees	52,000	$2.22	3 years	10 years
Consultants	22,000	$2.22-2.66	3-4 years	10 years

	Year ended December 31, 2024
	Award amount	Exercise price range	Vesting period	Expiration
Employees	50,500	$4.26-5.76	4 years	10 years
Consultants	25,000	$5.26	4 years	10 years

	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years

Schedule of Fair Value of Options Granted

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31,
	2025	2024	2023
Value of one ordinary share	$2.24-2.47	$4.27-5.46	$5.73-7.5
Dividend yield	0%	0%	0%
Expected volatility	76.97-77.23%	70.91-71.14%	70.27-74.1%
Risk-free interest rate	3.66-3.93%	4.21-4.46%	3.62-4.33%
Expected term	5.88-6.11 years	6.11 years	6.11 years

Schedule of Options Data

A summary of options data for the years ended December 31, 2025, 2024 and 2023, is as follows:

	Year ended December 31,
	2025	2024		2023
Total fair value of options granted	$116		$252	$747
Weighted-average grant date fair value of options granted, per option	$1.56		$3.33	$4.73
Total intrinsic value of the options exercised	$-	$	*	$271
Total fair value of options vested	$1,035		$1,549	$4,380

*	Less than 1

Schedule of Options Granted to Employees and Directors

The following table summarizes the activity in options granted to employees and directors for the year ended December 31, 2025:

	2025
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	1,727,755	$5.75	4.99	$-
Granted	52,000	2.22	9.91	-
Exercised	-	-	-	-
Expired	(73,109)	5.82	-	-
Forfeited	(79,439)	5.78	-	-
Options outstanding at the end of the year	1,627,207	$5.64	3.75	$-
Options exercisable at the end of the year	1,491,983	$5.71	3.36	$-

The following table summarizes the activity in options granted to consultants for the year ended December 31, 2025:

	2025
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	36,666	$8.35	6.78	$-
Granted	22,000	2.42	9.78	-
Expired	(11,666)	17.04	-	-
Options outstanding at the end of the year	47,000	$3.51	8.63	$-
Options exercisable at the end of the year	6,876	$4.53	7.44	$-

Schedule of Outstanding and Exercisable Options

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2025:

December 31, 2025
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$7.50	80,000	7.24	54,999	7.24
6.50	7,406	6.25	4,781	5.50
6.39	913,836	4.32	873,611	4.23
5.65	11,000	3.75	8,502	2.48
5.33	61,000	1.50	58,127	1.23
5.26	19,500	5.75	10,124	4.21
5.07	139,500	0.08	139,500	0.08
4.26	25,500	8.10	6,750	7.67
4.02	342,465	2.15	342,465	2.15
2.66	10,000	9.64	-	-
$2.22	64,000	9.91	-	-
	1,674,207		1,498,859

*	In U.S. dollars per Ordinary Share.

Schedule of Granted Restricted Share Units

In the year ended December 31, 2025, the Company granted restricted share units, or RSU, as follows:

	Year ended December 31, 2025
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	210,600	$2.24

Schedule of Activity in RSU Granted to Employees and Directors

The following table summarizes the activity in RSU granted to employees and directors under the 2024 Plan for the year ended December 31, 2025:

	Number of options	Weighed Average Grant Date Fair Value
Unvested at the beginning of the year	441,000	$4.99
Granted	210,600	2.24
Vested	148,492	5.00
Forfeited	69,377	4.96
Unvested at the end of the year	433,731	$3.65

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:
	Year ended December 31
	2025	2024	2023
Cost of revenues	$-	$-	$-
Research and development expenses	346	783	714
General, administrative and marketing expenses	657	936	1,223
	$1,003	$1,719	$1,937